Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	424,859	315,513
Carrying amount, assets	$ 6,054	$ 5,591
Carrying amount, liabilities	$ 4,860	$ 3,667
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	218,099	123,308
Carrying amount, assets	$ 2,325	$ 511
Carrying amount, liabilities	1,373	1,116
Change in fair value of hedging instrument	2,519	(4,338)
Change in fair value of hedged item	2,489	(4,314)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 30	$ (24)
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	63,547	38,924
Carrying amount, assets	$ 935	$ 525
Carrying amount, liabilities	$ 780	$ 166
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	361,312	276,589
Carrying amount, assets	$ 5,119	$ 5,066
Carrying amount, liabilities	$ 4,080	$ 3,501
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	188,327	114,527
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,772	8,781
Carrying amount, assets	$ 935	$ 418
Carrying amount, liabilities	257	166
Change in fair value of hedging instrument	977	659
Change in fair value of hedged item	977	659
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	188,327	114,527
Carrying amount, assets	$ 1,390	$ 93
Carrying amount, liabilities	1,116	950
Change in fair value of hedging instrument	1,542	(4,997)
Change in fair value of hedged item	1,512	(4,973)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 30	$ (24)